Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Incorporation, State or Country Code	NV
Entity File Number	000-15087
Entity Tax Identification Number	93-0926999
Entity Address, Address Line One	901 HEARTLAND WAY,
Entity Address, City or Town	NORTH LIBERTY
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52317
City Area Code	319
Local Phone Number	645-7060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HTLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	HEARTLAND EXPRESS, INC.
Entity Central Index Key	0000799233
Amendment Flag	false